Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
At 1 January	$ (106)	$ (117)
Impairment reversal/(loss)	(16)	1
System Fund impairment loss	(9)	0
Amounts written off	8	9
Exchange and other adjustments	3	1
At 31 December	$ (120)	$ (106)